FINANCIAL INSTRUMENTS (Carrying amounts and fair values) (Details)
$ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Jan. 02, 2022 USD ($)	Jan. 02, 2022 CAD ($)	Jan. 02, 2022 GBP (£)	Jan. 02, 2022 EUR (€)	Jan. 02, 2022 AUD ($)	Jan. 02, 2022 MXN ($)	Jan. 02, 2022 CNY (¥)	Jan. 02, 2022 BDT (৳)	Jan. 02, 2022 COP ($)	Jan. 02, 2022 JPY (¥)	Jan. 03, 2021 USD ($)	Dec. 29, 2019 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 6)	$ 179,246	$ 6.1	£ 1.7	€ 3.3	$ 1.8	$ 5.3	¥ 4.5	৳ 4.2	$ 1.9	¥ 0.9	$ 505,264	$ 64,126
Trade accounts receivable (note 7)	329,967	$ 16.9	£ 0.0	€ 7.0	$ 3.9	$ 2.6	¥ 0.7	৳ 0.0	$ 0.0	¥ 0.0	196,480
Financial liabilities, carrying value	1,149,500
Financing arrangements	18,100										27,600
Financial liabilities, fair value	212,200										221,300
Financial liabilities, timing differences	48,800										20,000
Financial liabilities at amortised cost | Accounts payable and accrued liabilities (1)
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	436,073										326,069
Financial liabilities, fair value	436,073										326,069
Financial liabilities at amortised cost | Long term borrowings with variable rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	400,000										800,000
Financial liabilities, fair value	400,000										800,000
Financial liabilities at amortised cost | Long term borrowings with fixed rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	200,000										200,000
Financial liabilities, fair value	200,000										200,000
Derivative financial liabilities included in accounts payable and accrued liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	4,328										17,653
Financial liabilities, fair value	4,328										17,653
Financial assets at amortised cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 6)	179,246										505,264
Financial assets, fair value	179,246										505,264
Financial assets at amortised cost | Trade accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade accounts receivable (note 7)	329,967										196,480
Financial assets, fair value	329,967										196,480
Financial assets at amortised cost | Financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	69,995										88,781
Financial assets, fair value	69,995										88,781
Financial assets at amortised cost | Long-term non-trade receivables included in other non-current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	390										1,435
Financial assets, fair value	390										1,435
Derivative financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	62,758										4,947
Financial assets, fair value	$ 62,758										$ 4,947